CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based compensation	$ 8,444	$ 3,247	$ 1,565
Transfer to the statements of operations of realized gain on available-for-sale investment, tax effect	87
Net unrealized gain on available-for-sale investment, tax effect		(87)
Cost of Revenues
Share-based compensation	762	492	313
Selling, General and Administrative Expense
Share-based compensation	$ 7,682	$ 2,755	$ 1,252